Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Dividend

On February 5, 2018, the Company’s Board of Directors declared a quarterly cash dividend of $0.02 per share, payable on or about March 15, 2018, to all shareholders of record as of February 15, 2018.

Equity Incentive Plan

On February 2, 2018, an aggregate of 111,500 restricted shares were granted to SSH employees pursuant to the Equity Incentive Plan.

Technical Management Agreement
In December 2017, we agreed to amend the Amended and Restated Master Agreement to amend and restate the technical management agreement thereunder subject to bank consents being obtained, which were subsequently obtained. On February 22, 2018, we entered into definitive documentation to memorialize the agreed amendments to the Amended and Restated Master Agreement under a deed of amendment, or the Amendment Agreement. The Amended and Restated Master Agreement as amended by the Amendment Agreement is effective as from January 1, 2018.